Filed with the U.S. Securities and Exchange Commission on September 22, 2023
1933 Act Registration File No. 333-194652
1940 Act File No. 811- 22951

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	33	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	34	[	X	]

(Check appropriate box or boxes.)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
 2020 East Financial Way, Suite 100
Glendora, California 91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7372

Jeff Smith
FundX Investment Group
101 Montgomery Street, Suite 2400
San Francisco, California 94104

(Name and Address of Agent for Service)
Copy to:
Steven G. Cravath, Esq.
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, Maryland 20879
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 33 to the Registration Statement of FundX Investment Trust (the “Trust”) is being filed to convert the existing series, the FundX Conservative Upgrader Fund, to an ETF to be named the FundX Conservative ETF, and the existing series, the FundX Flexible Income Fund, to an ETF to be named the FundX Flexible ETF.

SUBJECT TO COMPLETION
Dated September 22, 2023

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

One Capital Management, LLC

FundX Flexible ETF – INCMX
FundX Conservative ETF – RELAX

Each listed on NYSE Arca, Inc.

Each a “Fund,” together, the “Funds”

PROSPECTUS

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

October [ ], 2023

SUMMARY SECTION
FundX Flexible ETF

Investment Objective
The FundX Flexible ETF (“Flexible ETF”) seeks to generate total return, which is capital appreciation plus current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Flexible ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

FundX Flexible ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Other Expenses(1)	None
Acquired Fund (Underlying ETF) Fees and Expenses(2)	0.54%
Total Annual Fund Operating Expenses	1.24%
(1)Estimated for current fiscal year.
(2) The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Flexible ETF with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Flexible ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Flexible ETF	$126	$393	$681	$1,500

Portfolio Turnover
The Flexible ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Flexible ETF’s performance. During the most recent fiscal year, the portfolio turnover rate of the FundX Flexible Income Fund (the “Predecessor Fund”), a mutual fund series of FundX Investment Trust (the “Trust”) that was reorganized into the Flexible ETF was 158% of the average value of its portfolio.

Principal Investment Strategies
The Flexible ETF is an ETF-of-ETFs and as such invests primarily in other ETFs (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

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Because markets change, the Advisor actively manages the Flexible ETF’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.	Upgrading
The Advisor examines the Underlying ETFs monthly and when a n ETF lags its peers over the prior one to twelve months, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•    Sector Equity (including single-country Emerging Markets) Underlying ETFs
•    Aggressive Equity Underlying ETFs
•    Core Equity Underlying ETFs
•    Total Return Underlying ETFs
• Bond Underlying ETFs

Under normal market conditions, the Flexible ETF will invest predominately in Bond Underlying ETFs of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Flexible ETF attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Flexible ETF aims to control downside risk by limiting exposure to more volatile areas of the bond market. The Flexible ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic and international corporate or government bonds.
To a lesser extent the Flexible ETF may also invest a portion of its assets in Total Return Underlying ETFs, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest rate risk. The Flexible ETF may engage in securities lending activities to increase its income.

Flexible ETF Depending on the Advisor’s perception of the bond market, the Flexible ETF will shift among bond funds of varying maturity, credit quality and regional exposure.	See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

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Principal Risks
An investment in the Flexible ETF entails risk. The Flexible ETF cannot guarantee that it will meet its investment objective. Since the price of the Underlying ETFs that the Flexible ETF holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible ETF. The following risks could affect the value of your investment:

▪ETF Risk - The Flexible ETF is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Flexible ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Flexible ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Flexible ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Flexible ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Flexible ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Flexible ETF’s transaction costs of selling portfolio securities, the Flexible ETF’s performance could be negatively impacted.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Flexible ETF may pay significantly more or receive significantly less for shares than the Flexible ETF’s NAV. Although it is expected that the market price of shares will approximate the Flexible ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Flexible ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Flexible ETF’s shares trading at a price that is higher or lower than the Flexible ETF’s NAV.
•General Market Risk – General market risk is the risk that the value of a Flexible ETF’s shares will fluctuate based on the performance of the securities held by the Underlying ETFs it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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•Management Risk – Management risk describes the Flexible ETF’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Flexible ETF.
•Foreign Securities Risk – The Underlying ETFs held by the Flexible ETF may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
•Leverage Risk – Some Underlying ETFs may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility. The ETF does not invest in Underlying ETFs that utilize leverage as part of their investment strategies.
•Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying ETFs or may fall resulting in an increase in the value of such securities. There is the possibility of heightened volatility, reduced liquidity and valuation difficulties that may impact fixed income markets.
•High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying ETFs that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer. High-Yield Securities are speculative and issuers of high yield securities may have reduced capacity to repay interest and principal.
•ETF Trading Risk – Because the Flexible ETF invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a fund’s ability to sell its shares of an ETF.
•Portfolio Turnover Risk – To the extent the Flexible ETF invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
•Upgrading Strategy Risk – The Flexible ETF employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Flexible ETF may be exposed to the risk of buying Underlying ETFs immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.
•Underlying ETFs Risk – The risks associated with the Flexible ETF include the risks related to each Underlying ETF in which the Flexible ETF invests. Although the Flexible ETF seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in bonds and, in some cases, stocks, there are inherent risks of investing in various asset classes. The Flexible ETF must also pay its pro rata portion of an investment company’s fees and expenses.
•Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Flexible ETF may lose money.
•Market Events Risk - Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Flexible ETF’s performance. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other

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circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or has significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.

Performance
The following performance information provides some indication of the risks of investing in the Flexible ETF. The Flexible ETF is the successor to the Predecessor Fund, as a result of the reorganization of the Predecessor Fund into the Flexible ETF on October 9, 2023, (the “Reorganization”). Prior to the Reorganization, the Flexible ETF had not yet commenced operations.
As of the Reorganization, the Flexible ETF has adopted the performance history of the Predecessor Fund, which operated as an open-end mutual fund. The Predecessor Fund was also advised by the Advisor and had the same investment objective and substantially similar strategies as the Flexible ETF. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for 1‑year, 5‑year and 10‑year periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Flexible ETF will perform in the future. Updated performance is available on the Flexible ETF’s website www.fundxfunds.com.

Effective at the close of business on August 1, 2014, the FundX Flexible Income Fund, a series of Professionally Managed Portfolios (the “Previous Predecessor Fund”, together with the Predecessor Fund, the “Predecessor Funds”), reorganized into the Predecessor Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Previous Predecessor Fund. Additionally, the Predecessor Fund has adopted the Financial Statements of the Previous Predecessor Fund.

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FundX Flexible Income Fund – INCMX
Calendar Year Total Return as of December 31

20%
10%
0%
-10%
3.68%
3.46%
-1.20%
5.23%
6.04%
-2.81%
7.92%
1.39%
5.07%
-10.85%
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Best and Worst Quarters for the Predecessor Funds
Best Quarter	12/31/2020	4.72%
Worst Quarter	3/31/2020	-6.38%
For the year-to-date period ended June 30, 2023, the Flexible ETF’s total return was 0.85%.

Average Annual Total Returns as of December 31, 2022 for the Predecessor Fund
	1 Year	5 Years	10 Years
FundX Flexible Income Fund – INCMX
Return Before Taxes	-10.85%	-0.08%	1.65%
Return After Taxes on Distributions	-11.65%	-1.24%	0.17%
Return After Taxes on Distributions and Sale of Fund Shares	-6.35%	-0.50%	0.69%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
ICE BofA US 3-Month US Treasury Bill Index	1.47%	1.27%	0.77%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Flexible ETF shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after tax returns depend on your tax situation and may differ from those shown. The after tax returns are not relevant if you hold your Flexible ETF shares through a tax deferred account, such as a 401(k) plan or an individual retirement account (“IRA”). In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Flexible ETF shares and provides an assumed tax benefit that increases the return.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or

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provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Investment Advisor
One Capital Management, LLC is the investment advisor to the Flexible ETF.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	Portfolio Manager	July 2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	July 2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	July 2002 (the Fund’s inception)

Purchase and Sale of Flexible ETF Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Flexible ETF throughout the trading day like any publicly traded security. The Flexible ETF’s shares are listed on the Exchange. The price of the Flexible ETF’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Flexible ETF issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Flexible ETF’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Flexible ETF (bid) and the lowest price a seller is willing to accept for shares of the Flexible ETF (ask) (the “bid-ask spread”). Recent information regarding the Flexible ETF’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.fundxfunds.com.

Tax Information
The FundX Flexible ETF’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Flexible ETF through a broker-dealer or other financial intermediary (such as a bank), the Flexible ETF may pay for account servicing and the Advisor may pay the intermediary for the sale of Flexible ETF shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Flexible ETF over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

FundX Conservative ETF

Investment Objective
The FundX Conservative ETF (“Conservative ETF”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.
Fees and Expenses of the Conservative ETF
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Conservative ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

FundX Conservative ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses(1)	None
Acquired Fund (Underlying ETF) Fees and Expenses(2)	0.71%
Total Annual Fund Operating Expenses	1.71%
(1)Estimated for current fiscal year.
(2) The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Conservative ETF with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Conservative ETF’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative ETF	$174	$539	$928	$2,019

Portfolio Turnover
The Conservative ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative ETF’s performance. During the most recent fiscal year, the portfolio turnover rate of the FundX Conservative Upgrader Fund (the “Predecessor Fund”), a mutual fund series of FundX Investment Trust (the “Trust”) that was reorganized into the Fund was 144% of the average value of its portfolio.

Principal Investment Strategies
The Conservative ETF is an ETF-of-ETFs and as such invests primarily in ETFs (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

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Because markets change, the Advisor actively manages the Conservative ETF’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.	Upgrading
The Advisor examines the Underlying ETFs monthly and when an ETF lags its peers over the prior one to twelve months,, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•    Sector Equity (including single-country Emerging Markets) Underlying ETFs
•    Aggressive Equity Underlying ETFs
•    Core Equity Underlying ETFs
•    Total Return Underlying ETFs
• Bond Underlying ETFs

Under normal market conditions, the Conservative ETF may invest in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Underlying ETFs allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The Conservative ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities.
The Conservative ETF may also invest in Total Return and Bond Underlying ETFs which are less aggressive. Total Return Underlying ETFs may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest-rate risk. Bond Underlying ETFs invest in fixed income securities of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Conservative ETF attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Conservative ETF aims to control downside risk by limiting exposure to more volatile areas of the bond market. Investments in Total Return and Bond Underlying ETFs are intended to reduce the risk and potential volatility of the Core Equity Underlying ETFs, although there can be no assurance that Bond Underlying ETFs will be able to moderate risk in this manner. The Conservative ETF utilizes Bond Underlying ETFs in an attempt to cushion stock market volatility because bond prices have historically fluctuated less than stocks, and bonds may provide steady interest payments that help support their returns.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.
Principal Risks
An investment in the Conservative ETF entails risk. The Conservative ETF cannot guarantee that it will meet its investment objective. Since the price of the Underlying ETFs that the Conservative ETF holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative ETF. The following risks could affect the value of your investment:

▪ETF Risk - The Conservative ETF is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:

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•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Conservative ETF has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk - The Conservative ETF’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Conservative ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Conservative ETF to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Conservative ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Conservative ETF’s transaction costs of selling portfolio securities, the Conservative ETF’s performance could be negatively impacted.
•Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Conservative ETF may pay significantly more or receive significantly less for shares than the Conservative ETF’s NAV. Although it is expected that the market price of shares will approximate the Conservative ETF’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Conservative ETF’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Conservative ETF’s shares trading at a price that is higher or lower than the Conservative ETF’s NAV.
•General Market Risk – General market risk is the risk that the value of a Conservative ETF’s shares will fluctuate based on the performance of the securities held by the Underlying ETFs it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Management Risk – Management risk describes the Conservative ETF’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative ETF.
•Foreign Securities Risk – The Underlying ETFs held by the Conservative ETF may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
•Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

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•Leverage Risk – Some Underlying ETFs may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility. The ETF does not invest in Underlying ETFs that utilize leverage as a part of their investment strategies.
•Small Company Risk – The Underlying ETFs may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•Large Company Risk – Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Conservative ETF’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.
•Sector Emphasis Risk – Some of the Underlying ETFs may have particular emphasis in one or more sectors, subjecting that Underlying ETF to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
•Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying ETFs or may fall resulting in an increase in the value of such securities.
•High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying ETFs that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer. High-Yield Securities are speculative and issuers of high yield securities may have reduced capacity to repay interest and principal.
•ETF Trading Risk – Because the Conservative ETF invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a fund’s ability to sell its shares of an ETF.
•Portfolio Turnover Risk – To the extent the Conservative ETF invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
•Upgrading Strategy Risk – The Conservative ETF employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Conservative ETF may be exposed to the risk of buying Underlying ETFs immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.
•Underlying ETFs Risk – The risks associated with the Conservative ETF include the risks related to each Underlying ETF in which the Conservative ETF invests. Although the Conservative ETF seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Conservative ETF must also pay its pro rata portion of an investment company’s fees and expenses.
•Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Conservative ETF may lose money.
•Market Events Risk - Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Conservative ETF’s performance. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other

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circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or has significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.

Performance
The following performance information provides some indication of the risks of investing in the Conservative ETF. The Conservative ETF is the successor to the Predecessor Fund, as a result of the reorganization of the Predecessor Fund into the Conservative ETF , 2023], (the “Reorganization”). Prior to the Reorganization, the Conservative ETF had not yet commenced operations.

As of the Reorganization, the Conservative ETF has adopted the performance history of the Predecessor Fund, which operated as an open-end mutual fund. The Predecessor Fund was also advised by the Advisor and had the same investment objective and substantially similar strategies as the Conservative ETF. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for 1‑year, 5‑year and 10‑year periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Conservative ETF will perform in the future. Updated performance is available on the Conservative ETF’s website www.fundxfunds.com.

Effective at the close of business on August 1, 2014, the FundX Conservative Upgrader Fund, a series of Professionally Managed Portfolios (the “Previous Predecessor Fund”, together with the Predecessor Fund, the “Predecessor Funds”), reorganized into the Predecessor Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Previous Predecessor Fund. Additionally, the Predecessor Fund has adopted the Financial Statements of the Previous Predecessor Fund.

FundX Conservative Upgrader Fund - RELAX

Calendar Year Total Return as of December 31

20%
0%
18.56%
5.79%
0.10%
6.55%
10.97%
-3.10%
18.99%
11.64%
9.90%
-12.54%
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Best and Worst Quarters of the Predecessor Funds
Best Quarter	6/30/2020	10.79%
Worst Quarter	3/31/2020	-13.20%

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For the year-to-date period ended June 30, 2023, the Conservative ETF’s total return was 2.91%.

Average Annual Total Returns as of December 31, 2022 for the Predecessor Fund
	1 Year	5 Years	10 Years
FundX Conservative Upgrader Fund – RELAX
Return Before Taxes	-12.54%	4.35%	6.27%
Return After Taxes on Distributions	-16.22%	2.46%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares	-4.71%	3.17%	4.66%
Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)	-18.27%	5.12%	7.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Balanced Index (60% S&P 500/40% Bloomberg US Aggregate Bond Index)	-11.72%	5.87%	8.05%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
*The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Conservative ETF shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a fund’s shares were sold at the end of the specified period. The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Conservative ETF shares through a tax-deferred account, such as a 401(k) plan or an IRA.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Conservative ETF shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Investment Advisor
One Capital Management, LLC is the investment advisor to the Conservative ETF.

Portfolio Managers

Name	Title	Managed the Conservative ETF Since
Janet Brown	Portfolio Manager	July 2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	July 2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	July 2002 (the Fund’s inception)

Purchase and Sale of Conservative ETF Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Conservative ETF throughout the trading day like any publicly traded security. The Conservative ETF’s shares are listed on the Exchange. The price of the Conservative ETF’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Conservative ETF issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Conservative ETF’s shares on the Exchange, you may

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incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Conservative ETF (bid) and the lowest price a seller is willing to accept for shares of the Conservative ETF (ask) (the “bid-ask spread”). Recent information regarding the Conservative ETF’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.fundxfunds.com.
Tax Information
The Conservative ETF’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Conservative ETF through a broker-dealer or other financial intermediary (such as a bank), the Conservative ETF may pay for account servicing and the Advisor may pay the intermediary for the sale of Conservative ETF shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Conservative ETF over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MORE ABOUT THE FUNDS’ INVESTMENT
OBJECTIVES, STRATEGIES AND RISKS
Investment Objectives
Please refer to the Summary Section for each Fund in the front of this Prospectus for each Fund’s investment objective. Each Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to a Fund’s shareholders.
Principal Investment Strategies
Advisor’s General Approach to Managing the FundX ETFs
In selecting investments for the Funds’ portfolios, the Advisor employs its proprietary Upgrading investment strategy. The Advisor believes that the best investment returns can be attained by continually moving assets into what it determines to be the current top-performing Underlying ETFs within a given risk class.
The Advisor’s Upgrading strategy is designed to be a logical system of investing in top Underlying ETFs while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor selects Underlying ETFs that it believes offer above-average prospects for achieving each Fund’s goal of either capital growth or capital preservation and believes such Underlying ETFs can be identified through current performance.
The Advisor has used this Upgrading investment strategy to manage accounts since 1969. The Advisor believes Upgrading can provide an effective way to successfully participate in a broad range of investment opportunities as they develop.
The Advisor believes that investing in ETFs will provide the Funds with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Funds could achieve by investing directly in individual portfolio securities.
Since 1976, the Advisor has published NoLoad FundX, a monthly newsletter that provides information on an Upgrading strategy similar to the strategies utilized by the Funds. Although the Underlying ETFs purchased for the Funds will generally also be highly ranked in the Advisor’s proprietary ranking system, the Advisor may also invest in funds not included in the newsletter, such as institutional or other mutual funds that are not available to the general public, but are available to the Advisor.
Underlying ETFs in which the Flexible ETF and Conservative ETF Invest
Each of the Funds seeks to achieve its investment objectives by investing primarily in ETFs, which are referred to as the Underlying ETFs. Each Fund will invest primarily in Underlying ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments under the Fund’s investment policies described herein. Nevertheless, the Underlying ETFs purchased by a Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described here. These other policies and practices may subject the Underlying ETFs’ assets to varying or greater degrees of risk.

The Advisor’s Upgrading strategy classifies Underlying ETFs according to risk, based primarily on their historical performance with emphasis on their downside records. As its secondary selection process, the Advisor then scores and ranks the Underlying ETFs on recent total returns.
The Advisor selects a diversified portfolio of Underlying ETFs using its Upgrading Strategy. When needed, the Advisor may also sell Underlying ETFs in order to take profits or raise cash.
The Advisor’s Process for Classifying the Underlying ETFs in which the FundX ETFs Invest
The Advisor utilizes proprietary risk classes to categorize Underlying ETFs in which it invests. These are: Sector Equity Underlying ETFs, Aggressive Equity Underlying ETFs, Core Equity Underlying ETFs, Total Return Underlying ETFs and Bond Underlying ETFs. Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds. For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk. The intent is to allow the best funds to rise to the top, whatever their investment approach may be. Occasionally, some overlap may occur. An Aggressive Equity Underlying ETF may exhibit no more volatility than a typical

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Core Equity Underlying ETF. Furthermore, the Advisor may re-classify Underlying ETFs when new information indicates such change is appropriate. The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

Sector Equity Funds	Sector Equity Underlying ETFs include equity funds that focus on specific industries or market sectors in the hopes of achieving above-average returns. International funds in this group may concentrate in a particular country or region, including emerging markets or economies not considered mature. These funds mostly hold common stocks, but may contain convertible bonds or other instruments and they may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways that may lead to increased volatility. The Advisor considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.
Aggressive Equity Funds	Aggressive Equity Underlying ETFs include equity funds invested in small- or mid-sized companies, but may also include large-cap stocks. Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings, in the hopes of achieving above-average returns. Many of these funds have a history of greater-than-market-level volatility. International funds may concentrate in a particular region, including emerging markets or economies not considered mature. These funds mostly hold common stocks, but may contain convertible bonds or other instruments. The Advisor considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.
Core Equity Funds
Core Equity Underlying ETFs are generally comprised of diversified equity portfolios invested in well-established companies. Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions. International (foreign) or global (foreign and domestic) funds tend to invest in larger companies in mature economies (e.g., Europe & Japan).

Total Return (or Balanced) Funds	Total Return Underlying ETFs may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest rate risk. Often these funds hold income-generating instruments, such as bonds, to lower portfolio volatility. Some of these funds may use derivative instruments such as futures, put options or short selling to a limited extent to lessen volatility.
Bond/Fixed-Income Funds
Bond Underlying ETFs have a primary objective of current income and preservation of capital. These funds are divided into sub-categories of fixed-income securities based on credit quality, duration and maturity. It is not the Advisor’s intention to purchase funds to achieve a particular tax result. Bond Underlying ETFs attempt to cushion market volatility.

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Additional Information about the FundX ETFs’ Investments

Underlying ETFs Operate Independently of FundX ETFs. The Funds are independent from any of the Underlying ETFs in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying ETFs. If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying ETF, which may entail losses.
FundX ETFs May Not be Able to Sell Underlying ETFs Readily. An Underlying ETF may limit a Fund’s ability to sell its shares of the Underlying ETF at certain times. In these cases, such investments will be considered illiquid and subject to a Fund’s overall limit on illiquid securities. For example, no Underlying ETF is required to redeem any of its shares owned by a Fund in an amount exceeding 1% of the Underlying ETF’s shares during any period of less than 30 days. As a result, to the extent that a Fund owns more than 1% of an Underlying ETF’s shares, a Fund may not be able to redeem those shares promptly in the event of adverse market conditions or other considerations. (This limitation does not apply to a Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by a Fund on a securities exchange in a secondary market transaction.)
An Underlying ETF May Invest In Similar Securities of Another Underlying ETF. Also, the investment advisors of the Underlying ETFs in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one Underlying ETF may be purchasing securities of the same issuer whose securities are being sold by another Underlying ETF, with the result that a Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.
High Portfolio Turnover. Each Fund is actively managed and has no restrictions on portfolio turnover. Each Fund may at times experience an annual portfolio turnover rate substantially in excess of 200% on a regular basis. A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability. A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund’s performance.
Temporary Defensive Strategies. For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements. A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent a Fund is invested in such defensive instruments, the Fund may not achieve its investment objective, on account of following a temporary defensive strategy being inconsistent with a Fund’s principal investment strategy. Taking a temporary defensive strategy is inconsistent with a Fund’s principal investment strategies.
SEC Limitations of FundX ETFs’ Investments in Other Investments Companies. Up to 25% of a Fund’s assets may be invested in shares of a single Underlying ETF; however, each Fund intends to limit its investments in Underlying ETFs in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), or with certain terms and conditions of applicable exemptive orders issued by the Securities and Exchange Commission (“SEC”) and approved by the Board. A Fund may invest in Underlying ETFs that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying ETFs that are themselves non-diversified.
A Fund may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund.

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As a fund-of-funds, each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying ETFs. The acquisition of shares of the Underlying ETFs by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying ETFs that permits registered investment companies such as each Fund to invest in the Underlying ETF beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying ETF regarding the terms of the investment.
Principal Risks
Although the Funds principally invest in any number of Underlying ETFs, this investment strategy does not eliminate investment risk. Therefore, there is no assurance that the Funds will achieve their investment objectives. Since the prices of securities in the Underlying ETFs may fluctuate, the value of your investment in the Funds may fluctuate and you could lose money. The following list sets forth more information about the principal risks that apply to the Funds. The following risks apply to each Fund unless otherwise noted.
ETF Risk.
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦Cash Redemption Risk. A Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, a Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, a Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, a Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly

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reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

General Market Risk – The Funds’ assets will be invested in Underlying ETFs that themselves invest primarily in equity securities. The value of your investment in each Fund depends on the value of the Underlying ETFs it owns. In turn, the value of an Underlying ETF depends on the market value of the equity securities in which it has invested. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
Management Risk – Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The value of your investment in a Fund is subject to the investment strategies used by the Underlying ETFs in selecting investments, including the ability of the investment advisory organizations that manage the Underlying ETFs in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Upgrading Strategy Risk – The Funds employ an Upgrading strategy whereby they continually seek to invest in the top-performing funds at a given time. When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying ETFs immediately

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following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. Furthermore, focusing on current market leaders may expose the Funds to concentration risk.
Small Company Risk – The Conservative ETF may invest in Underlying ETFs that invest in small capitalization companies. As a result, your investment will be subject to small company risk. Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of an Underlying ETF may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors. Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.
Large Company Risk – The Conservative ETF may invest in Underlying ETFs that invest in large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.
Foreign Securities Risk – The Conservative ETF may invest in Underlying ETFs that invest in the securities of foreign companies. As a result, such Underlying ETF would be subject to foreign securities risk. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominate in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.
Emerging Markets Risk – In addition to developed markets, the Conservative ETF may invest in Underlying ETFs may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Underlying ETFs may be required to establish special custody or other arrangements before making certain investments in those countries.
Interest Rate and Credit Risk – The Underlying ETFs comprising the Flexible ETF and the Conservative ETF’s portfolios may hold bonds and other fixed-income securities. Underlying ETFs of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock. Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall. Therefore, an Underlying ETF’s NAV will fluctuate in response to changes in interest rates. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that

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and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying ETF.
High-Yield Securities (Junk Bonds) Risk – The Flexible ETF and the Conservative ETF may invest in Underlying ETFs that focus their investments in securities rated below investment grade. Fixed‑income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances. High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.
Foreign Securities Risk – One or more Underlying ETFs may invest in the securities of foreign companies. As a result, such Underlying ETF would be subject to foreign securities risk. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.
Non-Diversification Risk – While the Funds themselves are diversified, some of the Underlying ETFs may invest in a limited number of issuers and therefore, may be non-diversified. Because such an Underlying ETF focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.
Sector Emphasis Risk – It is anticipated that the Conservative ETF will invest in Underlying ETFs with focused investments or that have a particular emphasis on one or more sectors. In the case of an Underlying ETF that focuses its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.
Leverage Risk – Some Underlying ETFs may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying ETF will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.
Underlying ETFs Risk – The risks associated with the Funds include the risks related to each Underlying ETF in which the Funds invest. Although the Funds seek to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section. For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying ETF, such as risks related to the particular investment management style and that the Underlying ETF may underperform other similarly managed funds. To the extent that an Underlying ETF actively trades its securities, the Funds will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investments in the Funds result in greater expenses to you than if you were to invest directly in the Underlying ETFs.

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Additionally, because the Underlying ETFs may be managed using different investment styles, the Funds could experience overlapping security transactions. For example, one Underlying ETF could take a long position in a security, while another Underlying ETF is taking a short position in the same security, thereby effectively canceling out the effect of either position. Similarly, one Underlying ETF may be purchasing securities at the same time other portfolio managers may be selling those same securities. This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style. Finally, there can be no assurance that any mutual fund, including an Underlying ETF, will achieve its investment objective.
ETF Trading Risk – Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV. Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate. This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an Underlying ETF for less than the shares’ NAV. Further, an ETF’s shares may be delisted from the securities exchange on which they trade. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.
Portfolio Turnover Risk – As funds-of-funds, the FundX ETFs do not typically pay transaction costs, such as commissions when buying and selling mutual funds. However, to the extent a Fund buys and sells ETFs, it may be subject to certain transactions costs. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. All of the Funds have portfolio turnover rates in excess of 100%.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities in a timely manner or the loss of certain rights in the collateral deposited if the borrower fails. As a result, a Fund may lose money. The Fund may also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in value of an investment made with cash as collateral. These events could lead to adverse tax consequences for a Fund.
Market Events Risk - Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.

The COVID-19 pandemic caused substantial market disruption and dislocation around the world, including in the United States. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures;

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strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, may not be fully known.

A worldwide increase in inflation began in mid-2021, with many countries seeing their highest inflation rates in decades. This has been attributed to various causes, including pandemic-related economic dislocation; post-pandemic consumer demand for goods and services; and the fiscal and monetary stimulus provided in 2020 and 2021 by governments and central banks around the world in response to the pandemic. Unexpected recovery in demand through 2021 ultimately led to historic and broad supply shortages (including chip shortages and energy shortages) amid increasing consumer demand. Worldwide construction sectors were also hit.

The Russian invasion of Ukraine further exacerbated the situation, increasing global oil prices, natural gas, fertilizer, and food prices. Higher gasoline prices were a major contributor to inflation. Central banks responded by aggressively increasing interest rates. The Federal Reserve raised the federal funds rate seven times in 2022 in its efforts to tame inflation, bringing the fed rate to a range of 4.25%-4.50%. The Fed’s rate rises may affect demand in interest-rate-sensitive sectors of the market.

Moving into 2023, global markets continued to face headwinds due to persistent inflation, and weakness in corporate profits as consumer confidence remained low. The consensus view was that a recession, although likely mild, would likely hit both sides of the Atlantic even if inflation had peaked. During a recession, businesses usually experience decreased demand for their products or services. As a result, they may cut back on production, which could lead to layoffs and reduced consumer spending. The market’s reaction to such actions may result in higher volatility in asset prices, which may affect the value and liquidity of the Funds’ holdings. Other infectious illness outbreaks in the future may result in similar impacts.

Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.fundxfunds.com.
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MANAGEMENT OF THE FUNDS
Investment Advisor
One Capital Management, LLC is the investment advisor to the Funds. Prior to February 4, 2022, the Funds’ investment advisor was FundX Investment Group, LLC. The Advisor is located at 13075 Townsgate Road, Suite 350, Westlake Village, California 91361. As of June 30, 2023, the Advisor had approximately $5.4 billion in assets under management.
The Advisor supervises each Fund’s investment activities and determines which investments are purchased and sold by the Funds. The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds. The Funds have entered into an investment advisory agreement with the Advisor. For the services it provides the Funds, the Funds pay the Advisor a unitary management fee based on each Fund’s average daily net assets at the annual rates as shown in the table below:

Annual Advisory Fee
FundX Flexible ETF	0.70%
FundX Conservative ETF	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
From the unitary management fees, the Advisor pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under each Advisory Agreement, the Advisor is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Advisor is responsible for the day-to-day management of the Funds in accordance with the Funds’ investment objective and policies. The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.
Prior to the Reorganization, the Advisor entered into an advisory agreement with the Trust, on behalf of the Predecessor Funds. The management fee paid by the Predecessor Funds were not a unitary management fee. For the fiscal year ended September 30, 2022, the following net management fees were paid as a percentage of average daily net assets. The “net” management fee reflects the amount received because the Advisor was required to waive a portion, or in some cases all, of its fees pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
FundX Flexible Income Fund	0.70%	0.66%
FundX Conservative Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%

A discussion regarding the basis of the Board’s most recent approval of the Predecessor Fund’s investment advisory agreement with the Advisor is available in the Predecessor Funds’ Annual Report to shareholders for the most recent period ended September 30.

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A discussion regarding the basis of the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ first semi-annual or annual report to shareholders.
The Trust
Prior to the close of business on August 1, 2014, each Fund was a series of Professionally Managed Portfolios. As of the close of business on August 1, 2014, each Fund was reorganized into a new Trust, the FundX Investment Trust (the “Trust”). The business of the Trust and each Fund is managed under the oversight of the Funds’ Board of Trustees. Additional information about the Board, as well as the Trust’s executive officers, may be found in the Funds’ SAI.
Portfolio Managers
Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization. No one person is solely responsible for the day-to-day management of a Fund’s portfolio. The members of the investment committee are listed in the table below.

Name	Title	Tenure with the Advisor*
Janet Brown	Portfolio Manager	1978
Martin DeVault	Portfolio Manager	1992
Sean McKeon	Portfolio Manager	1990
* The Advisor to the Funds was FundX Investment Group, LLC from 2001 – 2022 and is One Capital Management, LLC from 2022 – present.

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios. There is no lead portfolio manager. There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee. Each portfolio manager generally serves as a research analyst. The investment committee discusses investment ideas and the overall structure of a portfolio using the Upgrading investment strategy. Investment decisions are then made collectively by the investment committee.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

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SHAREHOLDER INFORMATION
Shares are or will be listed for secondary trading on the Exchange. When you buy or sell the Shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV per share for a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time).
When determining NAV, the value of a Fund’s portfolio securities is based on market prices of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded but prior to the close of the Exchange (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.
Frequent Purchases and Redemptions of Shares
Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of Shares of the Funds on the secondary market does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capitalization gains, or otherwise harm the Funds’ shareholders because these trades do not involve the Funds directly. Certain institutional investors are authorized to purchase and redeem the Funds’ shares directly with the Funds. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Funds’ trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES
Fund Distributions
The Funds intend to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually.
Dividend Reinvestment Service
Brokers may make available to their customers who own Shares the Depository Trust Company (“DTC”) book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Funds. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Funds’ shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.
Tax Information
Below the Funds have summarized some important U.S. federal income tax considerations generally applicable to investments in the Funds. The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Funds intend to elect and to qualify each year for treatment as a regulated investment company (“RIC”) within the meaning of SubChapter M of the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Funds’ failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Funds makes distributions, you sell Shares, and you purchase or redeem Creation Units (APs only).
Taxes on Distributions
The Funds will generally make distributions of dividends from any net investment income and capital gains annually. Dividends of net investment income and distributions from the Funds’ net short-term capital gains are taxable to you as ordinary income or, in some cases, as qualified dividend income. Distributions from the Funds’ net capital gain (the excess of its net long-term capital gains over its net short-term capital losses) are generally taxable to non-corporate shareholders at rates of up to 20%, regardless of how long the shareholders held their respective shares in the Funds. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Shares.
Distributions that the Funds report as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at rates of up to 20% if requirements, including holding period requirements, are satisfied. In general, the Funds may report its dividends as qualified dividend income to the extent derived

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from dividends paid to the Funds by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds receive in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A portion of the dividends received from the Funds (but none of its capital gain distributions) may qualify for the dividends received deduction for corporations.
A tax of 3.8% applies to all or a portion of net investment income of U.S. individuals with income exceeding specified thresholds, and to all or a portion of undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by the Funds and gain on the redemption of Shares.
Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you. This is known as “buying a dividend” and should be avoided by taxable investors.
Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid the following January are taxable as if received in December of the year in which the dividend is declared.
The Funds will send you a report annually summarizing the amount and tax aspects of your distributions. The Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Shares, except in the case of exempt shareholders, which includes most corporations. The Funds will also be required to report tax basis information for such Shares and indicate whether these Shares had a short-term or long-term holding period. If a shareholder has a different basis for different Shares in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Funds calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The Funds’ default method for calculating basis is first-in, first-out (“FIFO”). A shareholder may elect, on an account-by-account basis, to use a method other than FIFO by following procedures established by the Funds or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of the Funds’ default method, the new election will generally apply as if the FIFO method had never been in effect for such account. Shareholders should consult their tax advisors concerning the tax consequences of applying the Funds’ default method or electing another method of basis calculation. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
Taxes on Sale of Shares
Each sale of Shares may be a taxable event. A sale may result in a capital gain or loss to you. Any capital gain or loss generally will be treated as short-term if you held the shares 12 months or less, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of capital gain distributions paid with respect to such shares. Any capital gain or loss generally will be treated as long-term if you held the shares for longer than 12 months. If you redeem your Shares, it is considered a taxable event for you. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if you purchase other substantially identical shares within 30 days before or

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after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The ability to deduct capital losses may be limited depending on your circumstances.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisor with respect to the tax treatment of any creation or redemption transaction and whether the wash sale rules apply and when a loss might be deductible.
Gain or loss recognized by an AP upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.
The Funds may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.
Non-U.S. Investors
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than capital gain distributions) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.
Backup Withholding
The Funds (or financial intermediaries, such as brokers, through which shareholders own Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

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Foreign Taxes
To the extent the Funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the Funds received from sources in foreign countries.
Additional information concerning taxation of the Funds and its shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making its investment decisions. If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on any dividends and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your own tax advisor concerning federal, state and local tax considerations of an investment in the Funds.

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DISTRIBUTION
Distributor
Quasar Distributors, LLC, a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, is located at 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, and is the distributor for the Shares. Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds.

Exchange
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, or in the determination or calculation of the equation by which the shares are redeemable.
The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Advisor and the Funds make no representation or warranty, express or implied, to the owners of Shares or any members of the public regarding the advisability of investing in securities generally or in the Funds particularly.

Premium/Discount Information
Information regarding how often Shares of a Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund will be available on the Funds’ website at www.fundxfunds.com.

Backup Withholding
The Funds (or financial intermediaries, such as brokers, through which shareholders own Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Additional information concerning the taxation of the Funds and its shareholders is contained in the SAI. Taxes are not the primary consideration of the Funds in making their investment decisions. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

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INDEX DESCRIPTIONS
The Bloomberg US Aggregate Bond Index (formerly known as the Barclays Capital Aggregate Bond Index) is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity. Returns include reinvested dividends, but reflect no deduction for fees, expenses or taxes.
The ICE BofA US 3-Month US Treasury Bill Index is comprised of a single U.S. Treasury Bill issue purchased at the beginning of each month and held for a full month, at which time that issue is sold and rolled into a newly selected issue. The issue selected each month is that having a maturity date closest to, but not beyond 90 days from the rebalance date.
The Standard & Poor’s 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.
The Morningstar Global Market Large-Mid Cap Index encompasses the top 97% of stocks by market capitalization and includes 45 countries across both developed and emerging markets. The index provides a meaningful global view across market capitalization, sectors, and regions.
Direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS
The Funds have adopted the Financial Statements of the Predecessor Funds. The following tables show the Funds’ financial performance for the fiscal years shown. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm. Their report, and the Predecessor Funds’ financial statements, are included in the Predecessor Funds’ most recent Annual Report to shareholders.

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INCMX	FLEXIBLE INCOME FUND
Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$24.93	$28.60	$26.92	$28.13	$28.50	$29.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1) (2)	0.32	0.68	0.60	0.49	0.60	0.84
Net realized and unrealized gain (loss) on investments	0.26	(3.71)	1.70	(1.12)	0.35	(0.48)
Total from investment operations	0.58	(3.03)	2.30	(0.63)	0.95	0.36
LESS DISTRIBUTIONS:
From net investment income	(1.15)	(0.64)	(0.62)	(0.58)	(1.32)	(1.02)
From net realized gain	—	—	—	—	—	—
Total distributions	(1.15)	(0.64)	(0.62)	(0.58)	(1.32)	(1.02)
Net asset value, end of period/year	$24.36	$24.93	$28.60	$26.92	$28.13	$28.50
Total return	2.35% ^	(10.85)%	8.63%	(2.32)%	3.66%	1.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$64.5	$67.4	$90.1	$85.3	$97.4	$99.9
RATIO OF EXPENSES TO AVERAGE NET ASSETS (3) (4):
Before fees recaptured/waived and expenses absorbed	1.14% +	1.03%	1.00%	1.01%	1.01%	0.98%
After fees recaptured/waived and expenses absorbed (5)	0.99% +	0.99%	0.99%	0.99%	1.00%	0.99%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS (3) (4):
Before fees recaptured/waived and expenses absorbed	2.40% +	2.37%	2.10%	1.75%	2.14%	2.95%
After fees recaptured/waived and expenses absorbed (6)	2.55% +	2.41%	2.11%	1.77%	2.15%	2.94%
Portfolio turnover rate	99% ^	158%	73%	262%	180%	105%

(1)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)Calculated using the average shares outstanding method.
(3)Does not include expenses of investment companies in which the Fund invests.
(4)Includes interest expense of $208 or 0.00%, $246 or 0.00%, $367 or 0.00%, $1,916 or 0.00%, $10,082 or 0.01% and $1,173 or 0.00% of average net assets for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively.
(5)Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.94%, 0.91%, 0.96%, 0.98%, 0.97% and 0.98%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
(6)Includes credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.60%, 2.49%, 2.13%, 1.78%, 2.18% and 2.95%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30,2019 and September 30, 2018, respectively. (Note 3)
^      Not Annualized.
+      Annualized.

34

RELAX	CONSERVATIVE FUND
Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019 (1)	2018
Net asset value, beginning of period/year	$35.02	$47.79	$41.43	$40.43	$41.40	$40.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2) (3)	0.78	0.33	(0.06)	0.19	0.27	0.26
Net realized and unrealized gain (loss) on investments	(0.06)	(5.09)	6.60	2.20	0.63	4.01
Total from investment operations	0.72	(4.76)	6.54	2.39	0.90	4.27
LESS DISTRIBUTIONS:
From net investment income	(0.92)	(0.68)	(0.18)	(0.46)	(0.16)	(0.52)
From net realized gain	—	(7.33)	—	(0.93)	(1.71)	(2.76)
Total distributions	(0.92)	(8.01)	(0.18)	(1.39)	(1.87)	(3.28)
Net asset value, end of period/year	$34.82	$35.02	$47.79	$41.43	$40.43	$41.40
Total return	2.01% ^	(12.60)%	15.83%	5.99%	28.84%	11.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$64.2	$67.8	$89.6	$83.4	$99.3	$60.1
RATIO OF EXPENSES TO AVERAGE NET ASSETS (4) (5):
Before fees waived and expenses absorbed	1.43% +	1.35%	1.31%	1.33%	1.35%	1.35%
After fees waived and expenses absorbed (6)	1.35% +	1.35%	1.31%	1.35%	1.35%	1.35%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (4) (5):
Before fees waived and expenses absorbed	4.24% +	0.76%	(0.16)%	0.48%	0.66%	0.61%
After fees waived and expenses absorbed (7)	4.32% +	0.76%	(0.16)%	0.46%	0.66%	0.61%
Portfolio turnover rate	91% ^	144%	84%	172%	151%	92%

(1)On July 26, 2019, shares of the FundX Tactical Upgrader Fund were reorganized into shares of the FundX Conservative Upgrader Fund. Activity after July 26, 2019 reflects the Funds’ combined operations.
(2)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)Calculated using the average shares outstanding method.
(4)Does not include expenses of investment companies in which the Fund invests.
(5)Includes interest expense of $237 or 0.00%, $364 or 0.00%, $152 or 0.00%, $3,077 or 0.00%, $1,536 or 0.00% and $734 or 0.00% of average net assets for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively.
(6)Includes credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.31%, 1.30%, 1.28%, 1.33%, 1.32% and 1.31%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
(7)Includes credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 4.37%, 0.81%, (0.13)%, 0.48%, 0.69% and 0.65%, for the period/years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019 and September 30, 2018, respectively. (Note 3)
^      Not Annualized.
+      Annualized.

35

PRIVACY NOTICE
The Funds collect non‑public information about you from the following sources:

•Information we receive about you on applications or other forms,
•Information you give us orally, and
•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

36

FundX Flexible ETF – INCMX
FundX Conservative ETF – RELAX

You can find more information about the Funds in the following documents:

•Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.
•Annual and Semi-annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-annual Reports to shareholders. In the Funds’ Annual Report, when available, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Predecessor Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings for the Predecessor Funds. The annual report contains a discussion of the market conditions and investment strategies that affected the Predecessor Funds’ performance during the Predecessor Funds’ last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:
FundX ETFs
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201‑0701
Telephone: 1-866-455‑FUND [3863]
www.fundxfunds.com
Shareholder Reports and other information about the Funds are also available:
‑    Free of charge from the Fund’s website at www.fundxfunds.com.
‑    Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
‑    For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811‑22951)

37

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SUBJECT TO COMPLETION
Dated September 22, 2023

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.
STATEMENT OF ADDITIONAL INFORMATION
October [ ], 2023
FundX Flexible ETF – INCMX
FundX Conservative ETF – RELAX

Each listed on NYSE Arca, Inc.

Each a "Fund," together, the "Funds"

101 Montgomery Street, Suite 2400
San Francisco, California 94104
(415) 986-7979
The FundX Flexible ETF is the successor to the FundX Flexible Income Fund and the FundX Conservative ETF is the successor to the FundX Conservative Upgrader Fund (each the "Predecessor Fund", collectively, the "Predecessor Funds"), each a series of the Trust, as a result of the reorganization of the Predecessor Funds into the FundX Flexible ETF and FundX Conservative ETF on October 9, 2023, the date on which the Funds commenced operations.

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated October [ ], 2023, as may be revised, of the FundX Flexible ETF (“Flexible ETF”), the FundX Conservative ETF (“Conservative ETF”), advised by One Capital Management, LLC (the “Advisor”), series of FundX Investment Trust (the “Trust”). A copy of the Funds’ Prospectus and the Predecessor Funds' annual reports may be obtained by calling the number listed above or 1-866-455-FUND [3863] or on the Funds’ website at www.fundxfunds.com.
The Predecessor Funds’ most recent Annual Report and Semi-Annual Report to shareholders are separate documents available, without charge, upon request by calling 1-866-455-FUND [3863]. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report and Semi-Annual Report are incorporated into this SAI by reference to the Predecessor Funds’ Annual Report and Semi-Annual Report dated September 30, 2022 and March 31, 2023, respectively, as filed with the Securities and Exchange Commission (“SEC”).

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THE TRUST
The Trust is a Delaware Statutory trust organized on March 18, 2014, and is registered with the SEC as an open-end management investment company. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Trust consists of various series that represent separate investment portfolios, each of which are discussed in this SAI.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of a Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.
As a Delaware statutory trust, the Trust is subject to Delaware law, including the Delaware Statutory Trust Act. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Trust shall be personally liable for the obligations of the Trust or of any series or class thereof except by reason of his or her own acts or conduct.
Each of the Funds in the Trust are the successors in interest to certain funds having the same names and investment objectives that were included as series of another investment company, Professionally Managed Portfolios (the “PMP Trust”) and that were also advised by the Funds’ investment advisor (the “Predecessor Funds”). On August 1, 2024, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into their corresponding series of the Trust (the “Successor Funds”) and effective as of the close of business on 1, 2014, the assets and liabilities of each of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Successor Funds.
The FundX Flexible ETF commenced operations on October 9, 2023 as successor to the Predecessor Fund. The predecessor FundX Flexible Income Fund commenced operations on August 4, 2014 as successor to the FundX Flexible Income Fund, a series of the Trust for Professionally Managed Portfolios. The original FundX Flexible Income Fund commenced operations on July 1, 2002.
The FundX Conservative ETF commenced operations on October 9, 2023 as successor to the Predecessor Fund. The predecessor FundX Conservative Upgrader Fund commenced operations on August 4, 2014 as successor to the FundX Conservative Upgrader Fund, a series of the Trust for Professionally Managed Portfolios. The original FundX Conservative Upgrader Fund commenced operations on July 1, 2002.
The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

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INVESTMENT POLICIES AND RISKS
The following information supplements the discussion of the Funds’ investment policies and risks as set forth in their Prospectus. Each Fund seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”) (“Underlying ETFs”). The Underlying ETFs may use the techniques described below or other techniques not declared herein. There can be no guarantee that any Fund’s objective will be attained.
Each Fund is diversified (as described in fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI). Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, either directly or via the Underlying ETFs in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that a Fund would not, or could not, buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market and Regulatory Risks
Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. The U.S. government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission (the “CFTC”), the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have in the past taken actions in order to prevent or lessen the impact of financial crises. The impact such actions have on securities held by the Funds is unknown. There can be no assurance that such measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not take future legislative or regulatory action in response to economic instability or otherwise, and the effect of such actions, if taken, cannot be known.
Pursuant to CFTC Rule 4.5 under the Commodity Exchange Act (“CEA”), advisors that manage funds (including fund of funds) which invest in commodity futures, options and swaps, including securities futures, broad-based stock index futures and financial futures contracts (“Commodity Instruments”), must either (i) register as a commodity pool operator and become subject to registration and regulation under the CEA and the CFTC, or (ii) significantly limit their investments in Commodity Instruments in order to claim an exemption from Registration (the “Rule 4.5 exemption”). The Funds have claimed no-action relief from CFTC registration available to fund of funds. As a result, the Funds will not be required to register as commodity pool operators (“CPOs”), if ever, until at least six months after the CFTC issues new guidance with respect to the CPO registration obligations of fund of funds. If the Advisor is required to register as a CPO as a result of a Fund’s activities, the Fund will be subject to additional regulation as a CPO, including oversight by the CFTC (each Fund is already subject to regulation as in investment company under the 1940 Act and oversight by the SEC) and will likely incur additional costs and expenses associated with such regulation and oversight. If the Advisor is required to file the Rule 4.5 exemption, a Fund will be more limited in the future in its ability to use Commodity Instruments that in the past and these limitations may have a negative impact on the ability of the Advisor to manage the Fund, and on the Fund’s performance.

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Recent Economic Events
The outbreak of COVID-19, an infectious respiratory illness caused by a novel coronavirus, resulted in a global pandemic beginning in 2020 that led to travel restrictions, disruptions of healthcare systems, prolonged quarantines, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Liquidity for many instruments has been greatly reduced for periods of time. These events have, and may continue to have, an impact on the Funds and their investment holdings and could impact the Funds’ ability to purchase or sell securities. These circumstances may continue and may adversely affect the value and liquidity of each Fund’s investments. Fallout from this public health crisis may exacerbate other pre-existing political, social and economic risks in the U.S. and globally. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Interest rates have been at historically low levels. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures will not be known for some time. The consequence of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.
A worldwide increase in inflation began in mid-2021, with many countries seeing their highest inflation rates in decades. This has been attributed to various causes, including pandemic-related economic dislocation; post-pandemic consumer demand for goods and services; and the fiscal and monetary stimulus provided in 2020 and 2021 by governments and central banks around the world in response to the pandemic. Unexpected recovery in demand through 2021 ultimately led to historic and broad supply shortages (including chip shortages and energy shortages) amid increasing consumer demand. Worldwide construction sectors were also hit.
The Russian invasion of Ukraine further exacerbated the situation, increasing global oil prices, natural gas, fertilizer, and food prices. Higher gasoline prices were a major contributor to inflation. Central banks responded by aggressively increasing interest rates. The Federal Reserve raised the federal funds rate seven times 2022 in its efforts to tame inflation, bringing the fed rate to a range of 4.25%-4.50%. The Fed’s rate rises may affect demand in interest-rate-sensitive sectors of the market.
Moving into 2023, global markets continued to face headwinds due to persistent inflation and weakness in corporate profits as consumer confidence remained low. The consensus view was that a recession, although likely mild, would likely hit both sides of the Atlantic even if inflation had peaked. During a recession, businesses usually experience decreased demand for their products or services. As a result, they may cut back on production, which could lead to layoffs and reduced consumer spending. The market’s reaction to such actions may result in higher volatility in asset prices, which may affect the value and liquidity of the Funds’ holdings. Other infectious illness outbreaks in the future may result in similar impacts.
Other Investment Companies
Each Fund pursues its investment objective by investing in shares of other open-end investment companies. As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in Underlying ETFs in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal.

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Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies. The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.
Through their investment in shares of the Underlying ETFs, the Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Exchange-Traded Funds
The Funds may also invest in ETFs. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV. Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.
As purchasers of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.
Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Underlying ETFs may invest. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.
To the extent a Fund invests in the equity securities of small or mid-sized companies, through its investments in Underlying ETFs, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for

.
the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.
Common Stock
Through their investment in shares of Underlying ETFs, the Funds may invest in common stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
Through their investment in shares of Underlying ETFs, the Funds may invest in preferred stock. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond, but does not have the seniority of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Convertible Securities and Warrants
Through their investment in shares of Underlying ETFs, the Funds may invest in convertible securities. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.
An Underlying ETF may invest in warrants. A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying ETF will not exercise the warrant and will lose its entire investment therein).
Fixed-Income Securities
Through their investment in shares of the Underlying ETFs, the Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests. Fixed-income securities that will be eligible for purchase by an Underlying ETF include investment grade and high-yield corporate debt securities.

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Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. High-yield securities, or “junk bonds,” are rated less than investment grade.
High-yield debt securities generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.
The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit an Underlying ETF’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.
Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Underlying ETF has acquired the security. If a security’s rating is reduced while it is held by an Underlying ETF, the Underlying ETF’s investment advisor will consider whether the Underlying ETF should continue to hold the security, but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events. As a result, an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.
Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.
Asset-Backed Securities
Through their investment in shares of Underlying ETFs, the Funds may have some exposure to certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.
The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.
Mortgage-Backed Securities
Through their investment in shares of Underlying ETFs, the Funds may have some exposure to mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security

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representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”), Federal Home Loan Banks (“FHLB”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.
Some of these obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.
Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.
Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on

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the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments is generally unusually volatile in response to changes in interest rates.
Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Foreign Investments and Currencies
Through their investment in shares of the Underlying ETFs, the Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).
Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Underlying ETF may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court. Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Underlying ETF; possible taxes on trading profits; and inflation, interest

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rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.
In addition, an Underlying ETF may invest in foreign securities of companies that are located in developing or emerging markets. Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability. Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Underlying ETF’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with an Underlying ETF’s investments in emerging market countries, which may be magnified by currency fluctuations.
From time to time, an Underlying ETF may invest a significant portion of its assets in the securities of a single country or region. Substantial investment in a single country or region will subject an Underlying ETF, and therefore the Funds to a greater extent, to the risks associated with investments in that region or country. An Underlying ETF will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.
Dividends and interest payable on an Underlying ETF’s foreign securities may be subject to foreign withholding tax. An Underlying ETF may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to an Underlying ETF of investing in those countries that impose these taxes. To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to a Fund’s shareholders.
To the extent an Underlying ETF invests in securities denominated in foreign currencies, the Underlying ETF will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying ETF’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting an Underlying ETF to the risk of fluctuating currency exchange rates pending settlement.
Underlying ETFs may invest in ADRs. ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. Investments in ADRs involve risks similar to direct investment in the underlying foreign security. Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation. Available information about the issuer of the

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unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.
Debt Securities
Through their investment in shares of the Underlying ETFs, the Funds may invest in corporate and U.S. government debt securities. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. The Funds may invest in debt securities that are non-investment grade or are in default.
U.S. government debt securities include direct obligations of the U.S. government and obligations issued by U.S. government agencies and instrumentalities. Although certain securities issued by the U.S. government, its agencies or instrumentalities are backed by the full faith and credit of the U.S. government, others are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. In addition, a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities or securities of U.S. government-sponsored entities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to those U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and those securities are neither guaranteed nor issued by the U.S. government. In the case of securities backed by the full faith and credit of the U.S. government, shareholders are primarily exposed to interest rate risk.
Leverage through Borrowing
The Underlying ETFs may borrow money for leveraging or other purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. Since substantially all of an Underlying ETF’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying ETF’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying ETF will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying ETF did not borrow funds. Leveraging will also create interest expenses for an Underlying ETF which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying ETF will have to pay, such fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying ETF will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.
In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying ETF might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Fund Borrowing
The Funds are authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of a Fund’s total assets at the time of such borrowings. A Fund will not borrow for investment purposes. When borrowing, a Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

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When-Issued Securities
An Underlying ETF may from time-to-time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when‑issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying ETF to the issuer and no interest accrues to the Underlying ETF. To the extent that assets of the Underlying ETF are held in cash pending the settlement of a purchase of securities, the Underlying ETF would earn no income. At the time an Underlying ETF makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying ETF’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying ETFs normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying ETF will be able to make use of those segregated assets until settlement occurs.
Options and Futures
Underlying ETFs may invest in options on equities, debt and stock indices (collectively, “options”). Underlying ETFs may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying ETFs may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.
The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission. In addition, an Underlying ETF’s ability to use Financial Instruments will be limited by tax considerations.
The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:
(1)Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.
(2)Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.
(3)As described below, an Underlying ETF might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If an Underlying

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ETF were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Underlying ETF’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying ETF sell a portfolio security at a disadvantageous time. An Underlying ETF’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying ETF.
Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of an Underlying ETF’s assets to cover or hold in accounts could impede portfolio management or the Underlying ETF’s ability to meet redemption requests or other current obligations.
(4)Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying ETF on options transactions.
Options on Securities and Securities Indices
Underlying ETFs normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Underlying ETF, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. The Underlying ETF normally purchases put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle an Underlying ETF, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.
The Underlying ETF may purchase and sell options traded on U.S. and foreign exchanges. Although the Underlying ETF will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Underlying ETF would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.
Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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The Underlying ETF may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves the Underlying ETF giving another party, in return for a premium, the right to buy specified securities owned by the Underlying ETF at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Underlying ETF gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Underlying ETF’s ability to sell the underlying security is limited while the option is in effect unless the Underlying ETF effects a closing purchase transaction.
The Underlying ETFs may also write covered put options that give the holder of the option the right to sell the underlying security to the Underlying ETF at the stated exercise price. The Underlying ETF will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Underlying ETF will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.
There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Underlying ETF’s option orders.
Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month). If an offsetting purchase price is less than the original sale price, an Underlying ETF realizes a capital gain; if it is more, the Underlying ETF realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying ETF realizes a capital gain; if it is less, the Underlying ETF realizes a capital loss. The transaction costs must also be included in these calculations. Underlying ETFs may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.
In order to avoid leveraging and related risks, when an Underlying ETF invests in futures contracts, the Underlying ETF will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.
There are risks associated with these activities, including the following: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets

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and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.
Underlying ETFs may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices. Some strategies reduce an Underlying ETF’s exposure to price fluctuations, while others tend to increase market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying ETF’s return. No price is paid upon entering into futures contracts. Instead, an Underlying ETF would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”). The margin is in the nature of performance bond or good-faith deposit on a futures contract. Futures and options on futures are taxable instruments.
Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party. An Underlying ETF may use (i) long equity swap contracts – where the Underlying ETF pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Underlying ETF receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.
Uses
An Underlying ETF may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Underlying ETF; (ii) anticipatory purchase hedging purposes – where an Underlying ETF anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Underlying ETF expects significant demand for redemptions; (iv) direct investment – where an Underlying ETF purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Underlying ETF uses equity swap contracts to adjust the weight of an Underlying ETF to a level the Underlying ETF’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.
Risks Associated With Recent Economic Events
The U.S. credit markets have experienced exceptionally low volatility and disruption, due in part to accommodative monetary policies from global central banks. As the Fed and other central banks remove such accommodation and raise interest rates, instability in the credit markets may make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by a Fund. These developments may also make it more difficult for a Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by a Fund to make payments of principal and interest when due, lead to lower

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credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by a Fund and adversely affect the net asset value (“NAV”) of its shares.
The Dodd-Frank Act significantly revises and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulations imposed significant costs and burdens on funds but also helped improve investor confidence and reduce some of the systemic risks that contributed to the financial crisis of 2008-2009. The current administration has been scaling back regulations and considering measures to soften or potentially even repeal the Dodd-Frank Act. This may reduce costs and boost innovation, but it may also increase the risks of future crisis. In addition, the recent European debt situation and related financial restructuring efforts have contributed to the instability in global credit markets. The strength and duration of any economic recovery will be impacted by the European debt situation and the reaction to any efforts to address the situation.
Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying ETF.
Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices. An Underlying ETF can use swaps for many purposes, including hedging and investment gain. An Underlying ETF may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. An Underlying ETF’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying ETF’s performance.
Swaps are subject to a number of risks. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract. If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying ETF could lose money on its investment.
Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying ETF may be prevented from selling particular securities at the price at which it values them. An Underlying ETF is subject to liquidity risk, particularly with respect to the use of swaps. Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying ETF will engage in these transactions to reduce exposure to other risks when that would be beneficial.
Illiquid Securities
Typically, an Underlying ETF may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.

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Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.
The Investment Company Act of 1940 provides that an Underlying ETF, whose shares are purchased by a Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying ETF’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief). Thus, shares of an Underlying ETF held by a Fund in excess of 1% of the Underlying ETF’s outstanding securities may be considered not readily marketable securities; that, together with other such securities, may not exceed 15% of the Fund’s net assets. (This limitation does not apply to a Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by a Fund on a securities exchange in a secondary market transaction.) However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from a Fund’s portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, an Underlying ETF may make a redemption payment to a Fund by distributing securities from its portfolio instead of cash. Thus, it is possible that such Fund could hold securities distributed by an Underlying ETF until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause a Fund to incur additional costs.
Restricted Securities
An Underlying ETF may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying ETF may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. An Underlying ETF may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). An Underlying ETF’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.
Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Underlying ETF might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Underlying ETF might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
Securities Lending
An Underlying ETF may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, an Underlying ETF may lend portfolio securities to securities broker-dealers or financial institutions if: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Underlying ETF at any time; (3) the Underlying ETF receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Underlying ETF is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Underlying ETF’s assets.
Short Sales
An Underlying ETF may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying ETF sells a security it does not own, in anticipation of a decline in the market value of

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the security. To complete the transaction, an Underlying ETF must borrow the security to make delivery to the buyer. The Underlying ETF is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying ETF. An Underlying ETF will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying ETF replaces the borrowed security. An Underlying ETF will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying ETF may be required to pay in connection with the short sale.
Typically an Underlying ETF will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).
Short-Term Investments
The Funds and Underlying ETFs may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds and Underlying ETFs may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Funds and Underlying ETFs may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes
The Funds and Underlying ETFs may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.
Money Market Mutual Funds
The Funds and Underlying ETFs may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by

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the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.
Repurchase Agreements
The Funds and Underlying ETFs may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying ETF engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund or Underlying ETF could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.
If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying ETF will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund or an Underlying ETF might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.
Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. A Fund or an Underlying ETF’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying ETF could suffer a loss.
Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the Underlying ETF investments in which a Fund normally invests or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, U.S. Treasuries, money market fund shares and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.
INVESTMENT RESTRICTIONS
The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund. These investments restrictions do not impact the Underlying ETFs.

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The Flexible ETF and the Conservative ETF may not:
1.Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.
2.(a)    Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.
(b)Mortgage, pledge or hypothecate up to 33 1/3% of its assets except in connection with any such borrowings.
3.Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).
4.Purchase or sell real estate, commodities or commodity contracts.
5.Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies). This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.
6.Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.
7.With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)
The Flexible ETF and the Conservative ETF observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:
1.Invest in any issuer for purposes of exercising control or management.
2.With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.
The Flexible ETF, and the Conservative ETF observe the following policy, which is not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:
1.Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.
PORTFOLIO TURNOVER
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or

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less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions and Brokerage.”
For the fiscal years ended September 30, the Predecessor Funds had the following portfolio turnover rates:

Fund	2022	2021
FundX Flexible Income Fund	158%	73%
FundX Conservative Upgrader Fund	144%	84%
The Flexible Income Fund experienced an increase in portfolio turnover from the prior year due to significant shareholder activity triggered by year-end distributions.
The Conservative Upgrader Fund's strategy typically results in high portfolio turnover, however, for the 2021 fiscal year, the Fund had lower than normal portfolio turnover due to market conditions.

PORTFOLIO HOLDINGS INFORMATION
The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds. The policy was developed in consultation with the Advisor and has been adopted by the Advisor. Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy. The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Advisor, principal underwriter or any other affiliated person of the Funds. After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy. The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.
Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Funds disclose their complete portfolio holding on the Funds’ website at www.fundxfunds.com under the hotlink of each Fund’s ticker symbol within five business days of each month-end. Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website. In addition, the Funds may provide their complete portfolio holdings at the same time such information is filed with the SEC.

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In the event of a conflict between the interests of the Funds and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s and the Trust’s CCO shall make a determination as to how to resolve such conflict in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.
In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.
There is no assurance that the Funds’ policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.
From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website. Shareholders can access the Funds’ website at www.fundxfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.
Because the Funds make investments in Underlying ETFs, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but do not maintain criteria for determining whether the Underlying ETFs have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying ETFs, and therefore the Funds, may be affected by the improper use or control of portfolio holdings information by the Underlying ETFs.
The transfer agent may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. “Authorized Participants” are broker-dealer firms that have entered into Authorized Participant Agreements with the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements through which the Fund offers and redeems shares. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances, as described above.
TRUSTEES AND EXECUTIVE OFFICERS
The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of

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time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	5	Director, Balco, Inc., (2018 – 2020).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment advisor) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	5	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment advisor and Principal, Resources Consolidated (Consulting Services) (1980-Present).	5	Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010-Present). Trustee, Firsthand Funds (two portfolios) (2013-Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, an operator that sponsors iShares Gold Trust, iShares Silver Trust, and iShares S&P GSCI Commodity-Indexed Trust, and iShares Gold Trust Micro (2009-Present).
Interested Trustees(2) and Officers of the Trust

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Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Janet Brown (born 1950) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	Managing Director, One Capital Management, LLC 2022 - present; President, FundX Investment Group, LLC, 1978 - 2022.	5	None
William McDonnell (born 1951) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018.	Compliance Manager, One Capital Management, 2022 – present; Compliance Manager, FundX Investment Group, LLC 2016 - 2022 and FundX Investment Trust, 2016 - present.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Treasurer Chief Compliance Officer	Indefinite Term; Since April 2014 Since August 2015	Managing Director, One Capital Management, LLC 2022 – present; Portfolio Manager, FundX Investment Group, LLC, 1990 - 2022.	N/A	N/A
Jeff Smith (born 1975) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President	Indefinite Term; Since March 2018	Managing Director, One Capital Management, LLC 2022 – present; Managing Partner, FundX Investment Group, LLC, 2001 - 2022.	N/A	N/A
(1)The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)The Trustees of the Trust who are “interested persons” of the Trust as defined under the 1940 Act (“Interested Trustees”). Janet Brown is an interested person of the Trust because she is Managing Director of the Advisor.
Additional Information Concerning the Board of Trustees
The Role of the Board
The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Advisor as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight

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and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure, Leadership
The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The majority of the Trustees are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates. The Board has a designated Lead Independent Trustee and has established various committees comprised solely of Independent Trustees. One Trustee, the Chairperson of the Board, is an Interested Trustee. The Chairperson of the Board is an Interested Trustee because she is the President of the Advisor. The Board has taken into consideration the fact that Ms. Brown is an interested person of the Trust with respect to their selection of Ms. Brown to serve as the Chairperson of the Board of the Trust and the Board of Trustees has determined that having an interested person as Chairperson is appropriate and benefits shareholders because an interested Chairperson has a personal as well as a professional stake in the management of the Trust. As noted, the majority of the Board is comprised of Independent Trustees and the Board believes that maintaining a Board that has a majority of Independent Trustees allows the Board to operate in a manner that provides for an appropriate level of independent oversight and action. In accordance with applicable regulations regarding the governance of the Trust, the Independent Trustees meet in a separate quarterly session in conjunction with each quarterly meeting of the Board during which they review matters relating to their independent oversight of the Trust. Currently, Mr. Keeling serves as Lead Independent Trustee of the Board. In his role as Lead Independent Trustee, Mr. Keeling acts as the key liaison with the Advisor to ensure that the interests of the Independent Trustees are taken into consideration in connection with the ongoing management and operation of the Funds. Specifically, Mr. Keeling reviews and approves the agenda for each Board meeting, facilitates communications between the Independent Trustees and the Advisor, chairs the separate quarterly sessions of the Independent Trustees and presides at meetings of the Board at which the Chairperson of the Board is not present, among other duties. This permits the Independent Trustees to have a greater role in the leadership of the Funds. Finally, the Independent Trustees have determined that because they comprise a majority of the Board and because they have designated a Lead Independent Trustee, they can act independently and effectively without having an Independent Trustee serving as Chairman of the Board. In addition, the Board has established four standing committees, a Governance and Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”. The Governance and Nominating Committee, Audit Committee, Qualified Legal Compliance Committee and Valuation Committee are comprised entirely of the Independent Trustees. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure and the composition of the Board, along with the function and composition of its various committees provide appropriate means to address any potential conflicts of interest that may arise given the current organizational structure and operation of the Fund.
Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Advisor as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Ms. Brown’s Trustee Attributes include her more than 35 years of experience researching funds and developing successful fund investment strategies. Ms. Brown is executive director of One Capital Management, LLC and was president of FundX Investment Group, LLC from 1997 to 2022. Prior to that, she was a key Investment Advisor and managing editor of NoLoad FundX since 1980. She joined FundX in 1978 as one of the first employees. Prior to joining FundX, she worked in Brussels with a financial services company where she specialized in mutual funds. Ms. Brown is frequently interviewed by the media on investment and mutual fund issues. She is very philanthropically oriented and sits on the board of several non-profit organizations. The Board believes Ms. Brown’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Gullett’s Trustee Attributes include twenty years leading technology companies as President or CEO (1998-2016) in areas including dynamic evolution of algorithm based trading signals, internet application infrastructure and devices, social media and e-commerce. Between 1995 and 1997, he served as SVP for Broderbund, a software company, leading product management, sales, marketing and customer service. He has served on a number of technology corporate and also non-profit boards. Previously, he served in Vice Presidential and General Manager roles (1988-1994) in Fortune 100 companies including PepsiCo and Sara Lee Corporation where he variously managed marketing, sales and operations with six thousand employees. Mr. Gullett earned his BS degree from Miami University, in Ohio, and his MBA from the Harvard Business School. Mr. Gullett has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Gullett’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees support the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Keeling’s Trustee Attributes include his experience in various executive capacities with Meridian Fund, Inc. as Acting President, Chief Financial Officer and Chief Compliance Officer and with Aster Investment Management Company, Inc. as Vice President of Operations. Mr. Keeling has over twenty-five years of comprehensive experience and knowledge of investment advisor and investment company financial reporting, operations, regulatory compliance and industry practice. Prior to Meridian, he was a Certified Public Accountant and lead staff auditor with Deloitte & Touche, LLP, providing audit and assurance service to securities industry clients including broker/dealers, investment advisors and investment management companies. He was a founding member of Bay Area Chief Compliance Officers (“BAACO”) and an affiliate of the American Institute of Certified Public Accountants and the California ’40 Acts Group. Mr. Keeling earned his BA and Certificate in Accounting from the University of California, Berkeley. Mr.

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Keeling has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Keeling’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees support the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Lee’s Trustee Attributes include his experience as a California-registered investment advisor and principal of Resources Consolidated, a San Francisco based business consulting group with a global focus on the United States, Asia, and Europe. Mr. Lee has served as a principal and director of the iShares Delaware Trust Sponsor, LLC and as a member of its audit committee since 2009. Since 2010, Mr. Lee has served as a member of the Board of Directors of Firsthand Technology Value Fund, Inc., and since April 2013, Mr. Lee has served on the Board of Trustees of Firsthand Funds. Mr. Lee earned his BA from the University of the Pacific and an MBA from the University of Nevada, Reno, and has completed the Stanford Business School executive education program on corporate governance for directors. Mr. Lee’s experience, qualifications, attributes, and skills on an individual basis and in combination with those of the other Trustees has led the Board to conclude that he possesses the requisite Trustee skills and attributes to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has four standing committees: the Governance and Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.
The Governance and Nominating Committee, comprised of all the Independent Trustees, is responsible for considering and making recommendations to the Board regarding various aspects of the Board’s responsibilities such as the Board’s size, composition, leadership structure, committees, compensation, retirement and self-assessment, among other things and seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Governance and Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Governance and Nominating Committee met once during the Funds’ last fiscal year.
The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting. The Audit Committee met twice during the Funds’ last fiscal year.
The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Funds’ last fiscal year.
The Valuation Committee is comprised of all of the Independent Trustees. The Board has delegated day-to-day valuation issues to a Pricing Committee that is comprised of the Advisor’s personnel and is overseen by the Trustees. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Pricing Committee, and the actions of the Pricing

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Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee met once during the Funds’ last fiscal year.
Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in each Predecessor Fund and the amount of shares in other portfolios of the Trust owned by the Independent Trustees as of the calendar year ended December 31, 2022.

Amount Invested Key A.$0 B.$1-$10,000 C.$10,001-$50,000 D.$50,001-$100,000 E.over $100,000

Dollar Range of Fund Shares Owned
Name	FundX Flexible Income Fund	FundX Conservative Upgrader Fund	FundX ETF	FundX Aggressive ETF	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Jan Gullett	C	A	C	A	D
Gregg Keeling	C	C	C	A	C
Kimun Lee	A	A	A	A	B
Interested Trustees
Janet Brown	A	A	A	E	E
Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.
Compensation
Those Trustees who are not employees of the Advisor receive a retainer fee of $46,000 per year, as well as reimbursement for reasonable expenses incurred in connection with attendance at scheduled Board meetings and for attendance at educational and industry conferences.
The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the rate of compensation received by the following Independent Trustees from each Predecessor Fund and other portfolios of the Trust for the fiscal year ending September 30, 2022.

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Aggregate Compensation from the Predecessor Funds and other portfolios of the Trust
Name of Person/Position	FundX Flexible Income Fund	FundX Conservative Upgrader Fund	FundX ETF	FundX Aggressive ETF	Total Compensation from the Funds and Fund Complex Paid to Trustees(1)
Gregg Keeling Independent Trustee	$9,123	$8,821	$21,660	$3,994	$46,000
Jan Gullett Independent Trustee	$9,123	$8,821	$21,660	$3,994	$46,000
Kimun Lee Independent Trustee	$9,123	$8,821	$21,660	$3,994	$46,000
Janet Brown Interested Trustee(2)	None	None	None	None	None
(1)For the fiscal year ended September 30, 2022 Trustees’ fees and expenses in the amount of $138,000 were paid by the Trust.
(2)The Interested Trustee does not receive compensation from the Trust for her service as Trustee.
Codes of Ethics
The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds’ shareholders. The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.
Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve such conflict in the best interests of the Funds’ shareholders. Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (3) make other voting arrangements consistent with pursuing the best interests of the Funds’ shareholders.
The Trust is required to file Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1-866-455-FUND [3863] and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. As of September 1, 2023, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund. As of September 1, 2023, the following shareholders were considered to be either a control person or principal shareholder of each Fund:
Flexible ETF

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB CO REINVEST ACCOUNT 211 MAIN ST SAN FRANCISCO CA 94105-1901	82.93%	Record
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	6.92%	Record
Conservative ETF

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB CO REINVEST ACCOUNT 211 MAIN ST SAN FRANCISCO CA 94105-1901	53.73%	Record
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.23%	Record
TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	13.04%	Record
THE FUNDS’ INVESTMENT ADVISOR
One Capital Management, LLC (OCM) is located at 3075 Townsgate Rd, Westlake Village, California 91361, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. OCM is owned 100% by OCM Capital Partners, LLC. 51% of OCM Capital Partners, LLC is owned by CI US Holdings Inc., and 49% by OCM Holdings, LLLP. Prior to February 4, 2022, the Funds’ investment advisor was FundX Investment Group, LLC.
Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for the fee paid to the Advisor pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary expenses. For the services it provides the Funds, the Funds pay the Advisor a unitary

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management fee based on each Fund’s average daily net assets at the annual rates as shown in the table below:

Annual Advisory Fee
FundX Flexible ETF	0.70%
FundX Conservative ETF	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
Prior to the Reorganization, the Predecessor Funds each paid the Advisor a monthly management fee (accrued daily) based on each Predecessor Fund’s average daily net assets at the annual rates as shown in the table below:

Annual Advisory Fee
FundX Flexible Income Fund	0.70%
FundX Conservative Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
For the fiscal years ended September 30, the following table shows the advisory fees paid to the Advisor by the Predecessor Funds under the Predecessor Advisory Agreements:

FundX Flexible Income Fund
	2022	2021	2020
Fees Accrued	$572,747	$611,718	$645,214
Fees (Waived)	$(37,186)	$(4,268)	$(17,938)
Fees Recouped	$1,604	$0	$4,367
Net Advisory Fee Paid	$537,165	$607,450	$631,643

FundX Conservative Upgrader Fund
	2022	2021	2020
Fees Accrued	$805,281	$884,758	$862,385
Fees (Waived)	$(826)	$0	($174)
Fees Recouped	$0	$174	$19,220
Net Advisory Fee Paid	$804,455	$884,932	$881,431
The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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Portfolio Managers
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.
The information below represents all of the other accounts (other than the Predecessor Funds) managed by the investment committee as of November 30, 2022:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$7,685,745	0	0
Other Accounts	2,603	$4,125,336,576	0	0
The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds. The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.
Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor. Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.
The following indicates the beneficial ownership of each Portfolio Manager of each Predecessor Fund as of September 30, 2022:

Amount Invested Key A.None B.$1-$10,000 C.$10,001-$50,000 D.$50,001-$100,000 E.$100,001-$500,000 F.$500,001-$1,000,000 G.Over $1,000,000

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Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	FundX Flexible Income Fund	FundX Conservative Upgrader Fund
Janet Brown	A	A
Martin DeVault	F	F
Sean McKeon	E	D
SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Fund Services also acts as fund accountant and transfer agent under separate agreements.
The table below shows the amount of administration fees paid by the Predecessor Funds to Fund Services for the fiscal years ended September 30.

Administration Fee Paid
	2022	2021	2020
FundX Flexible Income Fund	$76,743	$78,827	$79,809
FundX Conservative Upgrader Fund	$76,280	$80,564	$76,783

Custodian
U.S. Bank National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. Fund Services and U.S. Bank N.A. are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.
Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.

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Cravath & Associates, LLC, 19809 Shady Brook Way, Gaithersburg, Maryland, 20879 serves as legal counsel to the Funds and counsel to the Independent Trustees.
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction. To the extent the Funds invest in other mutual funds those transactions are typically done directly with the underlying ETF company and therefore are not placed with a broker.
Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by its under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.
While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.
Investment decisions for each Fund are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any

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particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.
The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds. However, broker-dealers who execute brokerage transactions may affect purchase of shares of the Funds for their customers.
Subject to the foregoing policies, brokers or dealers selected to execute the Funds’ portfolio transactions may include the Funds’ Authorized Participants (as discussed in “Procedures for Issuance of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Issuance of Fund Shares in Creation Units” and “Redemption of Fund Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Issuance of Fund Shares in Creation Units-Creation Transaction Fee” and “Redemption of Fund Shares in Creation Units-Redemption Transaction Fee”, the Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Funds’ portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Funds’ portfolio transactions in connection with such orders.
For the fiscal years ended September 30, the Predecessor Funds paid the following in brokerage commissions:

Brokerage Fees Paid by Predecessor Funds
	2022	2021	2020
FundX Flexible Income Fund	$12,052	$4,752.3	$44,326
FundX Conservative Upgrader Fund	$11,704	$3,118.2	$15,982

Of the broker commissions paid above for the fiscal year ended September 30, 2022, the following was paid to brokers who furnished third party research services:

	2022	Dollar Value of Transaction
FundX Flexible Income Fund	$0	$0
FundX Conservative Upgrader Fund	$0	$0
CAPITAL STOCK
Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any

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election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.
EXCHANGE LISTING AND TRADING

The Funds offers and issues shares at their net asset value only in aggregations of 10,000 or more Fund shares (each, a “Creation Unit”). The Fund generally offers and issues Fund shares in exchange for a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Fund shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the summary section of the Funds’ Prospectus under “Buying and Selling the Funds.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.
The Funds shares are approved for listing and trading on the Exchange, subject to notice of issuance. The Funds shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the Funds will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which the Funds’ net asset value per Fund share is calculated and the trading currency is the currency in which shares of the Funds are listed and traded on the Exchange.
CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render

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them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Fund shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fund shares. The Trust recognizes DTC or its nominee as the record owner of all Fund shares for all purposes. Beneficial Owners of Fund shares are not entitled to have Fund shares registered in their names, and will not receive or be entitled to physical delivery of Fund share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Fund shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC

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Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Fund shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Fund shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND ISSUANCE OF FUND SHARES IN CREATION UNITS

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.
Fund Deposit
The consideration for purchase of a Creation Unit of the Funds generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Funds’ portfolio and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Funds. The “Cash Component” is an amount equal to the difference between the net asset value of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be

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such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as portfolio adjustments and corporate action events are reflected from time to time by the Investment Advisor with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Funds’ portfolio.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit or resulting from certain corporate actions.
Procedures for Issuance of Creation Units
To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Advisor may retain all or a portion of the Transaction Fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on

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which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent, and acceptance by the Distributor, by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. Eastern time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. Eastern time on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

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Issuance of a Creation Unit
Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units
The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such

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person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee
A purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Flexible ETF will be $300 and for the Conservative ETF will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Funds, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because the Funds’ shares may be issued on an ongoing basis, a “distribution” of Fund shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Funds, breaks them down into the constituent Fund shares, and sells those Fund shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Funds’ shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
REDEMPTION OF FUND SHARES IN CREATION UNITS

Fund shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such Fund shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit.

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With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Fund shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Fund shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee
A redemption transaction fee, payable to the Funds’ custodian, is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction, as set forth in the Funds’ Prospectus, as may be revised from time to time. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time. The standard fixed redemption transaction fee for the Flexible ETF will be $300 and for the Conservative ETF will be $300. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Procedures for Redemption of Creation Units
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund shares to the Trust’s

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Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.
The Trust may in its discretion exercise its option to redeem such Fund shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).
The Funds may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Funds or determination of the NAV of the shares of the Funds is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NET ASSET VALUE
Net asset value per Fund share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced

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closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
In calculating each Fund’s net asset value per Fund share, such Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Advisor may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.
Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Funds’ Advisor with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Advisor considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies
Dividends from net investment income, if any, are declared and paid annually by the Funds. Distributions of net realized securities gains, if any, generally are declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.
The Funds may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of such Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service
The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the Funds at NAV per share. Distributions

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reinvested in additional shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
TAX INFORMATION

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Funds and its shareholders that is intended to supplement the discussion contained in the Funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Qualification as a Regulated Investment Company. The Funds have elected, and intend to qualify each year, to be treated as a RIC under Subchapter M of the Code. To qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund the owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of RICs) of any one issuer, in the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships.”
As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it timely distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, its taxable income other than its net capital gain, computed without regard to the dividends paid deduction, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at the regular corporate tax rate on any taxable income or gains that it does not distribute to its shareholders. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income (computed without regard to the dividends paid deduction) and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.
If, for any taxable year, a Fund were to fail to qualify as a RIC under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation at the regular corporate tax rate (currently 21%), and distributions to its shareholders would not be deductible by the Fund

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in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of non-corporate shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may cure a failure to qualify as RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize, and would generally be subject to a corporate level tax with respect to, any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Those net capital losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss.
At September 30, 2022, the following Capital Loss Carryover were available for the Predecessor Funds:

	Infinite Short-Term	Total
FundX Flexible Income Fund	$7,714,733	$7,714,733
FundX Conservative Upgrader Fund	$—	$—
Federal Excise Tax. To avoid a non-deductible excise tax, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any retained amount from the prior calendar year on which a Fund or shareholders paid no income tax. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated.
Distributions to Shareholders. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforwards of the Funds. Taxable dividends and distributions are subject to tax whether you receive them in cash or in additional shares.
Distributions of net investment income, including distributions of net short-term capital gains, may be taxable to shareholders as ordinary income. Distributions from the Funds’ net capital gain (i.e., the excess of

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the Funds’ net long-term capital gains over its net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of the length of time Fund shares have been held.
In general, to the extent that the Funds receive qualified dividend income, the Funds may report a portion of the dividends it pays as qualified dividend income, which for non-corporate shareholders is subject to U.S. federal income tax rates of up to 20%. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121‑day period that begins on the date that is 60 days before the date on which the shares become “ex‑dividend” with respect to such dividend, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. In order for a dividend on certain preferred stock to be treated as qualified dividend income, the shareholder must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend. The holding period requirements described in this paragraph apply to shareholders’ investments in the Funds and to the Funds’ investments in underlying dividend-paying stocks. Distributions received by the Funds from an exchange traded fund, an underlying fund taxable as a RIC, or from a REIT, will be treated as qualified dividend income only to the extent so reported by such exchange traded fund, or REIT.
To the extent that the Funds make a distribution of income received by the Funds in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If the Funds’ distributions exceed its current and accumulated earnings and profits (as calculated for U.S. federal income tax purposes), all or a portion of the distributions may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce each shareholder’s tax basis, resulting in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s tax basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
Each shareholder who receives taxable distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the Funds will be increased by such amount.
A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.
A dividend or other distribution by the Funds is generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income for non-corporate shareholders in computing such shareholder’s liability for the alternative minimum tax. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

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There is no requirement that the Funds take into consideration any tax implications when implementing its investment strategy. The Funds (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.
Sales, Exchanges or Redemptions. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Funds by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, any loss realized upon a sale or other disposition of shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
A 3.8% tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

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The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares and if, pursuant to Section 351 of the Code, the Funds would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Funds do issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Funds’ ability to qualify as a RIC, affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds’ ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.
Foreign Taxes. Dividends and interest received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Funds’ stock or securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
Cost Basis. The cost basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Contact the broker through whom you purchased your shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Funds’ shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Backup Withholding. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 24% in the case of non-exempt shareholders who: (i) has provided the Funds either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Funds that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Funds that the shareholder is a U.S. person (including a resident alien). If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will

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be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.
Non-U.S. Investors. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on distributions derived from taxable ordinary income. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Funds or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in the Funds will need to provide the Funds with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under

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current law, the Funds generally serve to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of an investment in the Funds where, for example: (i) the Funds invest in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Funds invest in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.
THE FUNDS’ DISTRIBUTOR
Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares. Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.
The Distribution Agreement between the Funds and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities, and, in either case by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
FINANCIAL STATEMENTS
The Predecessor Funds’ Annual Report and Semi-Annual Report to shareholders for their fiscal year ended September 30, 2022 and semi-annual period ended March 31, 2023, respectively, are separate documents available, without charge, upon request by calling 1-866-455-FUND [3863] and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A
CORPORATE BOND RATINGS
Moody’s Investors Service, Inc.
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Standard & Poor’s Ratings Group
AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.
AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.
A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI: The rating CI is reserved for income bonds on which no interest is being paid.
D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.
Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

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APPENDIX B
COMMERCIAL PAPER RATINGS
Moody’s Investors Service, Inc.
Prime‑1‑‑Issuers (or related supporting institutions) rated “Prime‑1” have a superior ability for repayment of senior short‑term debt obligations. “Prime‑1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well‑established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well‑established access to a range of financial markets and assured sources of alternate liquidity.
Prime‑2‑‑Issuers (or related supporting institutions) rated “Prime‑2” have a strong ability for repayment of senior short‑term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
Standard & Poor’s Ratings Group
A‑1‑‑This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
A‑2‑‑Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A‑1”.

FUNDX INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(i)
Agreement and Declaration of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(ii)
Certificate of Trust is herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(b)
By-Laws are herein incorporated by reference from FundX Investment Trust (the “Trust”) Initial Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on March 18, 2014.

(c)			Instruments Defining Rights of Security Holders is incorporated by reference from the Registrant’s Declaration of Trust and Bylaws.
(d)			Investment Advisory Agreement dated August 31, 2023 (FundX ETF, FundX Aggressive ETF, FundX Conservative ETF, FundX Flexible ETF) - filed herewith.
(e)	(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

	(ii)		First Amendment to the Distribution Agreement (FundX Flexible ETF, FundX Conservative ETF) - filed herewith.
(f)			Not applicable.
(g)	(i)
Custody Agreement between the Trust and U.S. Bank National Association (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

	(ii)		First Amendment to the Custody Agreement between the Trust and U.S. Bank National Association (FundX Flexible ETF, FundX Conservative ETF) - filed herewith.
(h)	(i)	(A)
Fund Administration Servicing Agreement (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

		(B)	First Amendment to the Fund Administration Servicing Agreement (FundX Flexible ETF, FundX Conservative ETF) - filed herewith.
	(ii)	(A)
Fund Transfer Agent Servicing Agreement (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.

		(B)	First Amendment to the Fund Transfer Agent Servicing Agreement (FundX Flexible ETF, FundX Conservative ETF) - filed herewith.
	(iii)	(A)	Fund Accounting Servicing Agreement (FundX ETF, FundX Aggressive ETF) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 29 on Form N-1A filed on January 26, 2023.
		(B)	First Amendment to the Fund Accounting Servicing Agreement (FundX Flexible ETF, FundX Conservative ETF) - filed herewith.
	(iv)		Powers of Attorney is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.
(i)			Legal Opinion and Consent - filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm - filed herewith.
(k)			Omitted Financial Statements - not applicable.
(l)			Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.
(m)			Rule 12b-1 Plan - not applicable.
(n)			Rule 18f-3 Plan - not applicable.
(o)			Reserved.
(p)	(i)
Combined Code of Ethics for the Trust and the Advisor (FundX Investment Trust, FundX Investment Group) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

(ii)
Code of Ethics for the Distributor (Quasar Distributors) is herein incorporated by reference from Pre-Effective Amendment No. 1, filed with the Securities and Exchange Commission (“SEC”) on May 29, 2014.

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust filed March 18, 2014 with the Initial Registration Statement on Form N-1A.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

    With respect to the investment adviser (FundX Investment Group), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-54793), dated June 25, 2020. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.
(a) Quasar Distributors, LLC, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.American Trust Allegiance Fund, Series of Advisors Series Trust
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust
6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
15.PIA BBB Bond Fund, Series of Advisors Series Trust
16.PIA High Yield Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA MBS Bond Fund, Series of Advisors Series Trust
19.PIA Short-Term Securities Fund, Series of Advisors Series Trust
20.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
21.Poplar Forest Partners Fund, Series of Advisors Series Trust
22.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
23.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
24.Pzena International Value Fund, Series of Advisors Series Trust
25.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.Reverb ETF, Series of Advisors Series Trust
28.Scharf Fund, Series of Advisors Series Trust
29.Scharf Global Opportunity Fund, Series of Advisors Series Trust

30.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
31.Semper MBS Total Return Fund, Series of Advisors Series Trust
32.Semper Short Duration Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.Cushingâ Mutual Funds Trust
44.DoubleLine Funds Trust
45.EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
54.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
55.Aptus Defined Risk ETF, Series of ETF Series Solutions
56.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
57.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
58.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
59.Blue Horizon BNE ETF, Series of ETF Series Solutions
60.BTD Capital Fund, Series of ETF Series Solutions
61.Carbon Strategy ETF, Series of ETF Series Solutions
62.Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
63.ClearShares OCIO ETF, Series of ETF Series Solutions
64.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
65.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
66.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
67.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
68.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
69.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
70.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
71.Hoya Capital Housing ETF, Series of ETF Series Solutions
72.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
73.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
74.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
75.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
77.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
78.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
79.Loncar China BioPharma ETF, Series of ETF Series Solutions
80.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
82.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
84.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
85.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
86.Opus Small Cap Value ETF, Series of ETF Series Solutions
87.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
88.The Acquirers Fund, Series of ETF Series Solutions
89.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
90.U.S. Global JETS ETF, Series of ETF Series Solutions
91.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
92.US Vegan Climate ETF, Series of ETF Series Solutions

93.First American Funds, Inc.
94.FundX Investment Trust
95.The Glenmede Fund, Inc.
96.The Glenmede Portfolios
97.The GoodHaven Funds Trust
98.Greenspring Fund, Incorporated
99.Harding, Loevner Funds, Inc.
100.Hennessy Funds Trust
101.Horizon Funds
102.Hotchkis & Wiley Funds
103.Intrepid Capital Management Funds Trust
104.Jacob Funds Inc.
105.The Jensen Quality Growth Fund Inc.
106.Kirr, Marbach Partners Funds, Inc.
107.Core Alternative ETF, Series of Listed Funds Trust
108.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.LKCM Funds
111.LoCorr Investment Trust
112.MainGate Trust
113.ATAC Rotation Fund, Series of Managed Portfolio Series
114.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
115.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
116.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
119.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
120.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
121.Kensington Active Advantage Fund, Series of Managed Portfolio Series
122.Kensington Capital Defender Fund, Series of Managed Portfolio Series
123.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
124.Kensington Managed Income Fund, Series of Managed Portfolio Series
125.LK Balanced Fund, Series of Managed Portfolio Series
126.Muhlenkamp Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
128.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
129.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
130.Port Street Quality Growth Fund, Series of Managed Portfolio Series
131.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
132.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
133.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
134.Reinhart International PMV Fund, Series of Managed Portfolio Series
135.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
136.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
138.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
139.V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
140.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
145.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
146.Matrix Advisors Funds Trust
147.Matrix Advisors Value Fund, Inc.
148.Monetta Trust
149.Nicholas Equity Income Fund, Inc.
150.Nicholas Fund, Inc.
151.Nicholas II, Inc.
152.Nicholas Limited Edition, Inc.
153.North Square Investments Trust
154.Oaktree Diversified Income Fund Inc.
155.Permanent Portfolio Family of Funds

156.Perritt Funds, Inc.
157.Procure ETF Trust II
158.Professionally Managed Portfolios
159.Prospector Funds, Inc.
160.Provident Mutual Funds, Inc.
161.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
162.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
163.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
164.Aquarius International Fund, Series of The RBB Fund, Inc.
165.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
166.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
176.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
177.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
178.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
179.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
181.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
182.SGI Global Equity Fund, Series of The RBB Fund, Inc.
183.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
184.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
185.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
186.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
187.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
188.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
189.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
190.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
191.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
192.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
193.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
194.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
195.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
196.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
197.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
198.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
199.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
200.The RBB Fund Trust
201.RBC Funds Trust
202.Series Portfolios Trust
203.Thompson IM Funds, Inc.
204.TrimTabs ETF Trust
205.Trust for Advised Portfolios
206.Barrett Growth Fund, Series of Trust for Professional Managers
207.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
208.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
209.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
210.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
211.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
212.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
213.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
214.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
215.Jensen Quality Value Fund, Series of Trust for Professional Managers
216.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
217.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
218.USQ Core Real Estate Fund

219.Wall Street EWM Funds Trust
220.Wisconsin Capital Funds, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President/Chief Compliance Officer/Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records.

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	FundX Investment Group 101 Montgomery Street, Suite 2400 San Francisco, CA 94104
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Item 34. Management Services Not Discussed in Parts A and B.

    Not Applicable.

Item 35. Undertakings.

    Not Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities act and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on September 22, 2023.

FundX Investment Trust

By:/s/ Jeff Smith
Jeff Smith, President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	September 22, 2023
Janet Brown

/s/ Jeff Smith	President and Principal Executive Officer	September 22, 2023
Jeff Smith

/s/ Jan Gullett*	Trustee	September 22, 2023
Jan Gullett

/s/ Gregg Keeling*	Trustee	September 22, 2023
Gregg Keeling

/s/ Kimun Lee*	Trustee	September 22, 2023
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	September 22, 2023
Sean McKeon	Accounting Officer

*By: /s/ Jeff Smith		September 22, 2023
Jeff Smith, Attorney-In Fact pursuant to Power of Attorney